Income taxes - Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Deferred tax liabilities, Flight equipment	$ (3,367,369)	$ (2,884,095)
Deferred tax liabilities, intangibles	(278,211)	(397,938)
Accrued maintenance liability	(8,840)	(19,994)
Deferred tax liabilities, associated companies	(3,973)	(10,507)
Obligations under capital leases and debt obligations		(180,378)
Deferred tax assets, deferred losses on sale of assets	13,509	17,079
Valuation allowance	(119,961)	(152,077)	$ (79,393)
Deferred tax assets, losses and credits forward	2,002,892	1,841,023
Deferred tax liabilities, other	(221,811)	(176,772)
Net deferred income tax (liabilities)	1,983,764	1,963,659
Ireland
Income Tax Disclosure [Line Items]
Deferred tax liabilities, Flight equipment	(3,315,574)	(3,091,396)
Deferred tax liabilities, intangibles	(295,480)	(390,846)
Accrued maintenance liability	(11,451)	(20,286)
Obligations under capital leases and debt obligations		(2,079)
Valuation allowance	(16,285)	(10,664)
Deferred tax assets, losses and credits forward	1,828,473	1,726,510
Deferred tax liabilities, other	(222,308)	(185,787)
Net deferred income tax (liabilities)	2,032,625	1,974,548
United States
Income Tax Disclosure [Line Items]
Deferred tax liabilities, Flight equipment	(47,505)
Deferred tax assets, flight equipment		214,404
Deferred tax liabilities, intangibles		(7,092)
Deferred tax assets, Intangibles	17,268
Accrued maintenance liability	1,179	292
Deferred tax liabilities, associated companies	(3,973)	(10,507)
Obligations under capital leases and debt obligations		(178,299)
Deferred tax assets, deferred losses on sale of assets	13,509	17,079
Valuation allowance	(87,509)	(112,177)
Deferred tax assets, losses and credits forward	140,970	87,199
Deferred tax asset, other	(109)	(9,863)
Net deferred income tax assets	34,048	20,762
Other
Income Tax Disclosure [Line Items]
Deferred tax liabilities, Flight equipment	(4,290)	(7,103)
Deferred tax assets, Intangibles	1
Accrued maintenance liability	1,432
Valuation allowance	(16,167)	(29,236)
Deferred tax assets, losses and credits forward	33,449	27,314
Deferred tax liabilities, other		(848)
Deferred tax asset, other	(388)
Net deferred income tax (liabilities)		$ 9,873
Net deferred income tax assets	$ 14,813